INCOME AND EXPENSES ITEMS	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
INCOME AND EXPENSES ITEMS	INCOME AND EXPENSES ITEMS
7(a)    Other operating income

	2025	2024	2023
	US$’000	US$’000	US$’000
Gain on disposal of property, plant, and equipment	152	824	39
Rental income	61	264	323
Other operating income – others	380	277	71
Total other operating income	593	1,365	433
7(b)    Other operating expenses

	2025	2024	2023
	US$’000	US$’000	US$’000
Other operating expenses – others	1	12	—
Total other operating expenses	1	12	—
7.    INCOME AND EXPENSES ITEMS (continued)
7(c)    Net impairment loss on financial and contract assets

	2025	2024	2023
	US$’000	US$’000	US$’000
Impairment for trade receivables (Note 12(a))	140	582	75
Impairment for trade receivables for related parties (Note 25(b))	—	—	4,565
Impairment of other receivable	—	3	—
Total net impairment loss on financial and contract assets	140	585	4,640
7(d)    Finance costs

	2025	2024	2023
	US$’000	US$’000	US$’000
Interest on loans and borrowings	1,628	2,083	2,301
Interest on leases liabilities	138	85	98
Total interest expenses	1,766	2,168	2,399
Bank charges	147	136	128
Total finance costs	1,913	2,304	2,527
7(e)    Finance income

	2025	2024	2023
	US$’000	US$’000	US$’000
Interest income	145	208	205
Total finance income	145	208	205
7(f)    Other income and expenses

	2025	2024	2023
	US$’000	US$’000	US$’000
Government grants	124	187	74
Net gain/(loss) on financial instruments	57	(234)	196
Dividend income	103	96	97
Other income	303	595	203
Other expenses	—	—	(9)
Total other income and expenses	587	644	561
7.    INCOME AND EXPENSES ITEMS (continued)
7(g)    Depreciation, amortization and lease expense included in the consolidated income statements

	2025	2024	2023
	US$’000	US$’000	US$’000
Included in cost of sales:
Depreciation – property, plant and equipment	4,336	3,874	4,077
Depreciation – right of use assets	130	125	133
Amortization – intangible assets	17	25	26
Lease expenses	29	26	1
Included in selling expenses:
Depreciation – property, plant and equipment	171	138	133
Depreciation – right of use assets	265	163	197
Amortization – intangible assets	1	—	—
Lease expenses	8	1	1
Included in general and administrative expenses:
Depreciation – property, plant and equipment	555	698	580
Depreciation – right of use assets	716	466	456
Amortization – intangible assets	39	40	28
Depreciation – investment properties	8	25	168
Lease expenses	65	15	14
Included in research and development expenses:
Depreciation – property, plant and equipment	653	521	409
Depreciation – right of use assets	28	11	4
Amortization – intangible assets	1	—	—
Lease expenses	5	—	—
	7,027	6,128	6,227
7.    INCOME AND EXPENSES ITEMS (continued)
7(h)    Employee benefits expenses

	2025	2024	2023
	US$’000	US$’000	US$’000
Included in cost of sales:
Wages and salaries	12,671	11,802	12,207
Labor and health insurance costs	78	80	79
Pension costs	808	736	833
Other employee benefits	800	740	750
Included in selling expenses:
Wages and salaries	4,783	4,494	4,221
Labor and health insurance costs	34	20	10
Pension costs	393	383	359
Other employee benefits	38	44	33
Included in general and administrative expenses:
Wages and salaries	8,310	8,389	8,116
Labor and health insurance costs	133	150	144
Pension costs	797	803	669
Director fees	451	455	323
Other employee benefits	237	182	161
Included in research and development expenses:
Wages and salaries	981	746	676
Labor and health insurance costs	40	33	16
Pension costs	95	64	42
Other employee benefits	29	24	15
Total employee benefits expenses	30,678	29,145	28,654